Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Unrecognized tax benefits balance at beginning of year	$ 168,756	$ 198,307
Gross decreases for tax positions of prior years	$ (88,050)	(41,853)
Gross increases for current year tax positions		$ 12,302
Settlements with taxing authorities	$ (1,384)
Unrecognized tax benefits balance at end of year	$ 79,322	$ 168,756